Investments - Schedule of Financial Information of Equity Method Investments (FY) (Details) - USD ($) $ in Thousands	3 Months Ended					6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Oct. 01, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Balance Sheets
Total Assets	$ 555,985		$ 905,289			$ 555,985			$ 905,289	$ 21,564
Total Liabilities	129,925		138,996			129,925			138,996	29,420
Total Equity (Deficit)	426,060	$ 525,745	766,293	$ (11,702)	$ (10,519)	426,060	$ (11,702)	$ (4,503)	766,293	(18,486)	$ (11,193)
Statements of operations
Net Income (Loss)	$ (141,275)	$ (253,674)	(70,093)	$ (11,314)	$ (7,526)	$ (394,949)	$ (18,840)	$ (28,198)		(30,984)
ESG Fund
Balance Sheets
Total Assets			97,445						97,445	58,022
Total Liabilities			93						93	107
Total Equity (Deficit)			97,352						97,352	57,915
Statements of operations
Revenue									202	320
Gross (Loss) Profit									(735)	(709)
Net Income (Loss)									39,437	(4,557)
AeroFlexx
Balance Sheets
Total Assets			17,002						17,002	10,780
Total Liabilities			27,861						27,861	8,031
Total Equity (Deficit)			$ (10,859)						(10,859)	2,749
Statements of operations
Revenue									38	16
Gross (Loss) Profit									(57)	1
Net Income (Loss)									$ (13,663)	$ (8,221)